Equity Method Investments	12 Months Ended
Aug. 31, 2012
Equity Method Investments [Abstract]
Equity Method Investments [Text Block]
(5)  Equity Method Investments

Equity method investments as of August 31, 2012 and 2011, were as follows (in millions, except percentages):

	2012		2011
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
Alliance Boots	$6,140	45%	$-	-
Other equity method investments	7	30% - 50%	7	30% - 50%
Total equity method investments	$6,147		$7

Alliance Boots

On August 2, 2012, the Company acquired 45% of the issued and outstanding share capital of Alliance Boots in exchange for $4.025 billion in cash and approximately 83.4 million shares of Company common stock.  The agreement also provides a call option that allows the Company to acquire the remaining 55% of Alliance Boots in exchange for an additional £3.1 billion in cash (approximately $5.0 billion using August 31, 2012 exchange rates) as well as an additional 144.3 million Company shares, subject to certain adjustments.  The call option can be exercised beginning six months prior to the third anniversary of the first step transaction (February 2, 2015) and ending on the third anniversary (August 2, 2015).  In the event that the Company does not exercise the option, under certain circumstances, Walgreens ownership of Alliance Boots will reduce from 45% to 42% in exchange for nominal consideration.

The call option was valued using a Monte Carlo simulation using assumptions surrounding Walgreens equity value as well as the potential impacts of certain provisions of the Purchase and Option Agreement dated June 18, 2012, by and among the Company, Alliance Boots and AB Acquisitions Holdings Limited that are described in the Form 8-K filed by the Company on June 19, 2012. The preliminary allocation resulted in $6.1 billion of the total consideration being allocated to the investment and $866 million being allocated to the call option based on their relative fair values.

The Company accounts for its 45% investment in Alliance Boots using the equity method of accounting.   Investments accounted for under the equity method are recorded initially at cost and subsequently adjusted for the Company’s share of the net income or loss and cash contributions and distributions to or from these entities.  Because the underlying net assets in Alliance Boots are denominated in a foreign currency, translation gains or losses will impact the recorded value of the Company’s investment.  The Company adopted a one-month lag in reporting equity income in Alliance Boots and as a result, no earnings or translation adjustments were recorded in fiscal 2012.  The Company’s investment is recorded as “Equity investment in Alliance Boots” in the Consolidated Balance Sheet.

As of August 31, 2012, the Company’s investment in Alliance Boots of $6.1 billion exceeded its proportionate share of the net assets of Alliance Boots by $2.4 billion based on preliminary estimates. This premium of $2.4 billion is recognized as part of the carrying value in the Company’s equity investment in Alliance Boots.  The difference is primarily related to the fair value of Alliance Boots indefinite-lived intangible assets and goodwill.  The Company’s equity method income from the investment in Alliance Boots will be adjusted in future periods to reflect the amortization of fair value adjustments in certain definite-lived assets of Alliance Boots.  Based on its preliminary estimates, the Company expects the incremental amortization expense associated with the Alliance Boots investment to be approximately $75 million during fiscal 2013, with a larger amount recognized in the first quarter representing the inventory step-up, which is amortized over the first inventory turn.

Other Equity Method Investments

Other equity method investments relate to joint ventures associated with the purchase of Option Care, Inc. in fiscal 2007.  These investments are included within other non-current assets on the Consolidated Balance Sheet.  The Company’s share of equity income is reported within selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income.

Summarized Financial Information

Summarized financial information for the Company’s equity method investees is as follows:

Balance Sheet (in millions)

	At August 31,
	2012	2011
Current assets	$9,193	$12
Noncurrent assets	20,085	6
Current liabilities	7,254	2
Noncurrent liabilities	13,269	3
Equity (1)	8,755	13

Income Statement (in millions)

	Year Ended August 31,
	2012(2)	2011	2010
Net revenue	$37	$37	$31
Gross Profit	17	19	11
Net income	2	5	2
Share of pre-tax income from investments accounted for using the equity method(2)	1	2	1

(1) Equity includes $380 million related to non-controlling interests.
(2) The Company adopted a one-month lag in reporting its share of equity income in Alliance Boots and as a result, no earnings were recorded in fiscal 2012.